Loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 24,002	$ 15,126	$ (99,203)
Preferred share dividends, Series B	0	(3,000)	(4,000)
Preferred share dividends, Series C	(3,328)	(4,438)	(4,438)
Preferred share dividends, Series D	(7,492)	(7,492)	(7,492)
Preferred share dividends, Series E	(10,637)	(10,637)	(10,637)
Preferred share dividends, Series F	(14,250)	(14,250)	(7,196)
Preferred share dividends, convertible Series G	(872)	(583)	0
Deemed dividend on Series B preferred shares	0	(2,750)	0
Deemed dividend on Series C preferred shares	(2,493)	0	0
Net loss attributable to common stockholders	$ (15,070)	$ (28,024)	$ (132,966)
Denominator
Weighted average common shares outstanding	18,768,599	17,751,585	17,422,327
Basic and diluted loss per common share	$ (0.80)	$ (1.58)	$ (7.63)